Earnings Per Share - Computations of Basic and Diluted Net Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Line Items]
Basic net earnings	$ 170,494	$ 147,597	$ 85,145	$ 84,789	$ 136,908	$ 110,308	$ 112,299	$ 145,104	$ 488,025	$ 504,619	$ 778,188
Earnings allocated to participating securities									(1,919)	(1,713)	(2,653)
Net earnings available to common stockholders									486,106	502,906	775,535
Average shares outstanding									319,077	318,172	316,997
Basic net earnings per share	$ 0.53	$ 0.46	$ 0.27	$ 0.26	$ 0.43	$ 0.35	$ 0.35	$ 0.46	$ 1.52	$ 1.58	$ 2.45
Diluted net earnings	170,494	147,597	85,145	84,789	136,908	110,308	112,299	145,104	488,025	504,619	778,188
Earnings allocated to participating securities									(1,919)	(1,714)	(2,654)
Net earnings available to common stockholders									$ 486,106	$ 502,905	$ 775,534
Basic shares outstanding									319,077	318,172	316,997
Dilutive effect of stock options and other									189	68	164
Diluted average shares outstanding									319,266	318,240	317,161
Diluted net earnings per share	$ 0.53	$ 0.46	$ 0.27	$ 0.26	$ 0.43	$ 0.35	$ 0.35	$ 0.46	$ 1.52	$ 1.58	$ 2.45